Share capital and share premium (Tables)	12 Months Ended
Dec. 31, 2023
Share capital and share premium.
Schedule of number of share outstanding

Number of shares outstanding on January 1, 2021	47,571,283
Exercise of stock options	503,282
Global public offering in Euronext and Nasdaq on February 2, 2021	3,125,000
Over-allotment option exercised by underwriters on February 4, 2021	468,750
Number of shares outstanding on December 31, 2021	51,668,315
Exercise of stock options	1,024,626
Vesting of RSUs	19,581
Global public offering in Euronext and Nasdaq on March 23, 2022	2,333,334
Over-allotment option exercised by underwriters on March 29, 2022	350,000
Number of shares outstanding on December 31, 2022	55,395,856
Exercise of stock options	1,137,439
Vesting of RSUs	79,560
Global public offering in Nasdaq on July 18, 2023	2,244,899
Over-allotment option exercised by underwriters on July 19, 2023	336,734
Number of shares outstanding on December 31, 2023	59,194,488